Risk Management - Capital adequacy ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives policies and processes for managing capital [Abstract]
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Summary of quantitative data about what entity manages as capital	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2021 and 2022	According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2021 and 2022
Minimum common equity tier one ratio	8.00%	8.00%
Minimum tier one ratio	9.50%	9.50%
Minimum total regulatory capital ratio	11.50%	11.50%
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 23,757,296	₩ 21,994,047
Other Tier 1 capital	4,208,994	3,590,212
Tier 2 capital	3,437,735	3,395,989
Total risk adjusted capital	31,404,025	28,980,248
Risk weighted assets for credit risk	182,028,062	171,199,840
Risk weighted assets for market risk	6,759,527	6,388,428
Risk weighted assets for operational risk	16,519,885	14,914,801
Total risk weighted assets	₩ 205,307,474	₩ 192,503,069
Common Equity Tier 1 ratio	11.57%	11.43%
Tier 1 capital ratio	13.62%	13.29%
Total capital ratio	15.30%	15.05%